UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05547

Laudus Trust

(Exact name of registrant as specified in charter)

211 Main Street,

San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Laudus Trust

211 Main Street,

San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Item 1: Report(s) to Shareholders.

Semiannual Report  |  September 30, 2022
Schwab Select Large Cap Growth Fund

(formerly Laudus® U.S. Large Cap Growth Fund)
Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Subadviser
BlackRock Investment Management, LLC

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
The industry/sector classification of the fund’s portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab Select Large Cap Growth Fund  |  Semiannual Report

Schwab Select Large Cap Growth Fund
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Return for the 6 Months Ended September 30, 2022
Schwab Select Large Cap Growth Fund (Ticker Symbol: LGILX)	-28.98%
Russell 1000® Growth Index	-23.77%
Performance Details	page 4
All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by the investment adviser. Without these reductions, the fund’s return would have been lower. This return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Schwab Select Large Cap Growth Fund  |  Semiannual Report

Schwab Select Large Cap Growth Fund
The Investment Environment

For the six-month reporting period ended September 30, 2022, U.S. stocks generally lost ground as a result of accelerating inflation, rising interest rates, and geopolitical tensions, including the war in Ukraine. Albeit decelerating, COVID-19 continued to weigh on the U.S. economy, with highly transmissible variants and subvariants keeping infection rates high in many areas. Economic growth slowed and recession fears rose. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned -20.20%. Among U.S. stocks, large-cap stocks underperformed small-cap stocks, with the Russell 1000® Index and Russell 2000® Index returning -20.51% and -19.01%, respectively. Among U.S. large-cap stocks, growth stocks underperformed value stocks, with the Russell 1000® Growth Index and Russell 1000® Value Index returning -23.77% and -17.14%, respectively.
The U.S. economy showed signs of weakening over the reporting period. Amid ongoing supply chain disruptions, persisting inflation, and a tight labor market, gross domestic product (GDP) decreased at an annualized rate of -0.6% for the second quarter of 2022, following a decrease at an annualized rate of -1.6% for the first quarter of 2022. The unemployment rate remained near pre-pandemic lows over the reporting period. Inflation remained stubbornly high due to supply chain bottlenecks and soaring energy and food prices.
Monetary policy around the world varied. In the United States, after raising interest rates by 0.25% in mid-March 2022—its first hike since December 2018—the U.S. Federal Reserve (Fed) increased the federal funds rate four times during the reporting period—by 0.50% in early May, 0.75% in mid-June, 0.75% in late July, and 0.75% in late September—in its ongoing efforts to achieve a return to price stability. The federal funds rate ended the reporting period in a range of 3.00% to 3.25%. The Fed reiterated that further rate hikes were likely by the end of 2022. In June, the Fed also began to reduce the $9 trillion in assets it holds on its balance sheet, vowing to be even more aggressive than during its last round of quantitative tightening in 2017 through 2019.
Among the sectors in the Russell 1000® Growth Index, all lost ground for the reporting period. Despite many companies reporting second quarter earnings in line with expectations, inflation was a key driver of revenue. The weakest sector was the communication services sector, driven by reduced demand, falling advertising spending, and, for some media companies, the continuing shift to streaming versus live broadcasting. The information technology and consumer discretionary sectors were also comparatively weak as consumers shifted spending away from discretionary goods and toward food and other essential items. Although still negative for the reporting period, the energy and utilities sectors were the two best performers on a comparative basis. The energy sector benefitted as a result of high—albeit falling—oil and gas prices as well as continuing supply, and demand disruptions due to Russia’s war in Ukraine and the utilities sector benefited from generally stable revenues and recent gains in price momentum.
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not a guarantee of future results.
For index definitions, please see the Glossary.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.

Schwab Select Large Cap Growth Fund  |  Semiannual Report

Schwab Select Large Cap Growth Fund as of September 30, 2022

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.schwabassetmanagement.com/schwabfunds_prospectus.

Average Annual Total Returns
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Schwab Select Large Cap Growth Fund (10/14/97)*	-28.98%	-34.95%	8.25%	11.39%
Russell 1000® Growth Index	-23.77%	-22.59%	12.17%	13.70%
Fund Expense Ratio[1]: 0.71%

Fund Characteristics
Number of Holdings	41
Weighted Average Market Cap (millions)	$638,567
Price/Earnings Ratio (P/E)	30.48
Price/Book Ratio (P/B)	7.21
Portfolio Turnover Rate (One-year trailing)	66%
Fund Overview
Fund
Inception Date	10/14/97 *
Ticker Symbol	LGILX
Cusip	51855Q549
Net Asset Value (NAV)	$18.92
Sector Weightings % of Investments2
Top Equity Holdings % of Net Assets3

Total returns include change in share price and reinvestment of distributions. Total returns may reflect the waiver of a portion of the fund’s advisory fees for certain periods since the inception date. In such instances, and without the waiver of fees, total returns would have been lower. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Portfolio holdings may have changed since the report date.
*	Inception date is that of the fund’s predecessor fund, the Class Y Shares of the UBS U.S. Large Cap Growth Fund.
[1]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, refer to the Financial Highlights section of the Financial Statements.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser or subadviser.

Schwab Select Large Cap Growth Fund  |  Semiannual Report

Schwab Select Large Cap Growth Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the period beginning April 1, 2022 and held through September 30, 2022.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 4/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 9/30/22	EXPENSES PAID DURING PERIOD 4/1/22-9/30/22 [2]
Schwab Select Large Cap Growth Fund
Actual Return	0.75%	$1,000.00	$ 710.20	$3.22
Hypothetical 5% Return	0.75%	$1,000.00	$1,021.31	$3.80

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 183 days of the period, and divided by the 365 days of the fiscal year.

Schwab Select Large Cap Growth Fund  |  Semiannual Report

Schwab Select Large Cap Growth Fund
Financial Statements
FINANCIAL HIGHLIGHTS
	4/1/22– 9/30/22*	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19	4/1/17– 3/31/18
Per-Share Data
Net asset value at beginning of period	$26.64	$29.23	$19.61	$21.31	$20.47	$18.12
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	(0.09)	(0.07)	(0.04)	0.02	0.00 [2]
Net realized and unrealized gains (losses)	(7.74)	1.69	11.21	0.23	2.35	4.99
Total from investment operations	(7.72)	1.60	11.14	0.19	2.37	4.99
Less distributions:
Distributions from net investment income	—	—	—	(0.02)	—	—
Distributions from net realized gains	—	(4.19)	(1.52)	(1.87)	(1.53)	(2.64)
Total distributions	—	(4.19)	(1.52)	(1.89)	(1.53)	(2.64)
Net asset value at end of period	$18.92	$26.64	$29.23	$19.61	$21.31	$20.47
Total return	(28.98%) [3]	3.88%	56.98%	(0.06%)	12.78%	28.52%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.75% [4,5]	0.71%	0.72%	0.74%	0.75%	0.75% [6]
Gross operating expenses	0.75% [4,5]	0.71%	0.72%	0.74%	0.75%	0.75% [6]
Net investment income (loss)	0.16% [4]	(0.28%)	(0.25%)	(0.18%)	0.07%	0.01% [6]
Portfolio turnover rate	34% [3]	50%	37%	40%	53%	49%
Net assets, end of period (x 1,000,000)	$1,901	$2,926	$2,943	$1,981	$2,251	$1,953

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Not annualized.
[4]	Annualized (except for proxy expenses).
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	The ratio of net operating expenses and gross operating expenses would have been 0.76% and 0.76%, respectively, and the ratio of net investment income would have been less than 0.005%, excluding a custody out-of-pocket fee reimbursement from the custodian.

Schwab Select Large Cap Growth Fund  |  Semiannual Report
See financial notes

Schwab Select Large Cap Growth Fund
Portfolio Holdings  as of September 30, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 30 days after the end of the calendar quarter on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 96.3% OF NET ASSETS

Automobiles & Components 4.1%
Tesla, Inc. *	293,988	77,980,317

Capital Goods 2.3%
TransDigm Group, Inc.	84,648	44,424,963

Commercial & Professional Services 1.9%
Cintas Corp.	49,475	19,205,700
Waste Connections, Inc.	121,885	16,470,320
		35,676,020

Consumer Durables & Apparel 4.4%
LVMH Moet Hennessy Louis Vuitton SE ADR	406,869	47,807,108
NIKE, Inc., Class B	424,635	35,295,661
		83,102,769

Consumer Services 3.0%
Chipotle Mexican Grill, Inc. *	19,142	28,765,832
Evolution AB ADR	367,793	28,937,953
		57,703,785

Diversified Financials 5.1%
Blackstone, Inc.	231,992	19,417,730
MSCI, Inc.	46,846	19,759,174
S&P Global, Inc.	188,330	57,506,566
		96,683,470

Energy 1.9%
Cheniere Energy, Inc.	169,906	28,189,104
EQT Corp.	203,930	8,310,148
		36,499,252

Health Care Equipment & Services 6.6%
IDEXX Laboratories, Inc. *	79,298	25,835,288
Intuitive Surgical, Inc. *	171,527	32,151,021
UnitedHealth Group, Inc.	133,566	67,456,173
		125,442,482

Materials 1.2%
The Sherwin-Williams Co.	114,493	23,442,442

Media & Entertainment 6.8%
Alphabet, Inc., Class A *	993,613	95,039,084
Match Group, Inc. *	700,184	33,433,786
		128,472,870

SECURITY	NUMBER OF SHARES	VALUE ($)
Pharmaceuticals, Biotechnology & Life Sciences 10.3%
AstraZeneca plc ADR	540,692	29,651,549
Danaher Corp.	211,580	54,648,998
Lonza Group AG ADR	518,068	25,214,370
Thermo Fisher Scientific, Inc.	103,108	52,295,347
Zoetis, Inc.	224,893	33,349,383
		195,159,647

Real Estate 0.9%
Prologis, Inc.	174,414	17,720,462

Retailing 8.1%
Amazon.com, Inc. *	1,364,197	154,154,261

Semiconductors & Semiconductor Equipment 6.7%
Advanced Micro Devices, Inc. *	157,729	9,993,709
ASML Holding N.V. NY Registry Shares	118,316	49,142,551
Marvell Technology, Inc.	916,838	39,341,519
NVIDIA Corp.	234,057	28,412,179
		126,889,958

Software & Services 24.5%
Adyen N.V. *	543,765	6,807,938
Bill.com Holdings, Inc. *	110,678	14,650,447
Cadence Design Systems, Inc. *	153,740	25,125,728
Intuit, Inc.	209,113	80,993,647
Mastercard, Inc., Class A	157,086	44,665,833
Microsoft Corp.	673,834	156,935,938
MongoDB, Inc. *	18,991	3,770,853
ServiceNow, Inc. *	123,370	46,585,746
Visa, Inc., Class A	487,038	86,522,301
		466,058,431

Technology Hardware & Equipment 8.5%
Apple Inc.	1,168,251	161,452,288
Total Common Stocks (Cost $1,476,684,913)		1,830,863,417

Schwab Select Large Cap Growth Fund  |  Semiannual Report
See financial notes

Schwab Select Large Cap Growth Fund
Portfolio Holdings  as of September 30, 2022 (Unaudited) (continued)

SECURITY	NUMBEROF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 3.0% OF NET ASSETS

Money Market Funds 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94% (a)	57,521,015	57,521,015
Total Short-Term Investments (Cost $57,521,015)		57,521,015
Total Investments in Securities (Cost $1,534,205,928)		1,888,384,432

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,830,863,417	$—	$—	$1,830,863,417
Short-Term Investments[1]	57,521,015	—	—	57,521,015
Total	$1,888,384,432	$—	$—	$1,888,384,432

[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Select Large Cap Growth Fund  |  Semiannual Report
See financial notes

Schwab Select Large Cap Growth Fund
Statement of Assets and Liabilities

As of September 30, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $1,534,205,928)		$1,888,384,432
Receivables:
Investments sold		46,877,111
Fund shares sold		1,592,853
Dividends		360,465
Foreign tax reclaims		23,402
Prepaid expenses	+	39,745
Total assets		1,937,278,008
Liabilities
Payables:
Investments bought		31,794,080
Fund shares redeemed		2,535,030
Investment adviser fees		1,147,612
Sub-accounting and sub-transfer agent fees		216,258
Independent trustees’ fees		1,697
Accrued expenses	+	138,635
Total liabilities		35,833,312
Net assets		$1,901,444,696
Net Assets by Source
Capital received from investors		$1,375,198,152
Total distributable earnings	+	526,246,544
Net assets		$1,901,444,696

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,901,444,696		100,490,022		$18.92

Schwab Select Large Cap Growth Fund  |  Semiannual Report
See financial notes

Schwab Select Large Cap Growth Fund
Statement of Operations

For the period April 1, 2022 through September 30, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $274,483)		$10,660,660
Expenses
Investment adviser fees		7,318,908
Sub-accounting and sub-transfer agent fees		1,123,621
Proxy fees[1]		107,646
Shareholder reports		62,458
Accounting and administration fees		53,876
Independent trustees’ fees		37,519
Custodian fees		30,863
Professional fees		28,167
Registration fees		27,193
Transfer agent fees		8,212
Other expenses	+	16,160
Total expenses	–	8,814,623
Net investment income		1,846,037
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(41,839,223)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated	+	(775,241,789)
Net realized and unrealized losses		(817,081,012)
Decrease in net assets resulting from operations		($815,234,975)

[1]	Proxy fees are non-routine expenses (see financial note 4 for additional information).

Schwab Select Large Cap Growth Fund  |  Semiannual Report
See financial notes

Schwab Select Large Cap Growth Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/22-9/30/22		4/1/21-3/31/22
Net investment income (loss)		$1,846,037	($8,917,784)
Net realized gains (losses)		(41,839,223)	414,266,125
Net change in unrealized appreciation (depreciation)	+	(775,241,789)	(288,057,571)
Increase (decrease) in net assets resulting from operations		($815,234,975)	$117,290,770
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($413,156,206)

TRANSACTIONS IN FUND SHARES
	4/1/22-9/30/22			4/1/21-3/31/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,557,462	$124,732,317	17,230,277	$533,578,230
Shares reinvested		—	—	11,156,502	334,471,940
Shares redeemed	+	(14,922,884)	(334,402,102)	(19,204,653)	(588,640,294)
Net transactions in fund shares		(9,365,422)	($209,669,785)	9,182,126	$279,409,876
SHARES OUTSTANDING AND NET ASSETS
	4/1/22-9/30/22			4/1/21-3/31/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		109,855,444	$2,926,349,456	100,673,318	$2,942,805,016
Total increase (decrease)	+	(9,365,422)	(1,024,904,760)	9,182,126	(16,455,560)
End of period		100,490,022	$1,901,444,696	109,855,444	$2,926,349,456

Schwab Select Large Cap Growth Fund  |  Semiannual Report
See financial notes

Schwab Select Large Cap Growth Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Select Large Cap Growth Fund is the only series of Laudus Trust (the trust), a no-load, open-end management investment company organized April 1, 1988. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act).
The Schwab Select Large Cap Growth Fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund may invest in certain mutual funds, which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the NAV of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of

Schwab Select Large Cap Growth Fund  |  Semiannual Report

Schwab Select Large Cap Growth Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value.  The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and mutual funds. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of September 30, 2022 are disclosed in the Portfolio Holdings.
(b) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than

Schwab Select Large Cap Growth Fund  |  Semiannual Report

Schwab Select Large Cap Growth Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the fund on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the fund records a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
(c) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the date the ex-dividend date is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
(d) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(e) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(f) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(g) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(h) Foreign Taxes:
The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the fund invests. These foreign taxes, if any, are paid by the fund and are disclosed in the Statement of Operations. Foreign taxes accrued as of September 30, 2022, if any, are reflected in the fund’s Statement of Assets and Liabilities.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

Schwab Select Large Cap Growth Fund  |  Semiannual Report

Schwab Select Large Cap Growth Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(j) Regulatory Update:
In October 2022, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments are effective 60 days after publication in the Federal Register. The compliance date is 18 months following the effective date. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
•   Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
•   Management Risk. As with all actively managed funds, the fund is subject to the risk that its subadviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s subadviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
•   Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
•   Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
•   Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged, resulting in the dollar value of the fund’s investment being adversely affected. Foreign securities also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs) which may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. These risks may be heightened in connection with investments in emerging markets or securities of issuers that conduct their business in emerging markets.

Schwab Select Large Cap Growth Fund  |  Semiannual Report

Schwab Select Large Cap Growth Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   Derivatives Risk. The fund may, but is not required to, use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the fund, to replace more traditional direct investments, or to obtain exposure to certain markets. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. An option is the right, but not the obligation, to buy or sell an instrument at a specific price on or before a specific date. A forward currency agreement involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The fund’s use of derivatives involves risks different from or possibly greater than the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as leverage risk, market risk, liquidity risk and management risk, are discussed elsewhere in this section. The fund’s use of derivatives is also subject to credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Credit risk is the risk that the counterparty to a derivative may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested. However, these risks are less severe when the fund uses derivatives for hedging rather than to enhance the fund’s returns or as a substitute for a position or security. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
•   Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any increase or decrease in the value of the fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the fund.
•   Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Management Contract (Advisory Agreement) between the investment adviser and the trust. BlackRock Investment Management, LLC (BlackRock), the fund’s subadviser, provides day-to-day portfolio management services to the fund, subject to the supervision of the investment adviser.
For its advisory services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets described as follows:
% OF AVERAGE DAILY NET ASSETS
First $500 million	0.700%
$500 million to $1 billion	0.650%
$1 billion to $1.5 billion	0.600%
$1.5 billion to $2 billion	0.575%
Over $2 billion	0.550%
For the period ended September 30, 2022, the aggregate net advisory fee paid to the investment adviser was 0.62% (annualized) for the fund, as a percentage of the fund’s average daily net assets.
The investment adviser (not the fund) pays a portion of the advisory fees it receives to BlackRock in return for its portfolio management services.

Schwab Select Large Cap Growth Fund  |  Semiannual Report

Schwab Select Large Cap Growth Fund
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Shareholder Servicing
The trustees have authorized the fund to reimburse, out of the assets of the fund, financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of the investment adviser, Schwab) (together, “service providers”) that provide sub-accounting and sub-transfer agency services in connection with the fund’s shares in an amount of up to 0.10% of the average daily net assets of the fund on an annual basis. The sub-accounting and sub-transfer agency fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than 0.10% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
The investment adviser has contractually agreed, until at least July 30, 2023, to limit the total annual fund operating expenses (excluding acquired fund fees and expenses, interest, taxes and certain non-routine expenses) of the fund to 0.77%. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds.
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to the Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the fund that are owned by other funds in the Fund Complex as of September 30, 2022:
Schwab Balanced Fund	4.6%
Schwab Target 2010 Fund	0.1%
Schwab Target 2015 Fund	0.1%
Schwab Target 2020 Fund	0.3%
Schwab Target 2025 Fund	0.5%
Schwab Target 2030 Fund	1.5%
Schwab Target 2035 Fund	1.0%
Schwab Target 2040 Fund	2.3%
Schwab Target 2045 Fund	0.7%
Schwab Target 2050 Fund	0.8%
Schwab Target 2055 Fund	0.6%
Schwab Target 2060 Fund	0.2%
Schwab Target 2065 Fund	0.0%*

*	Less than 0.05%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees, please refer to Trustees and Officers table at the end of this report.

Schwab Select Large Cap Growth Fund  |  Semiannual Report

Schwab Select Large Cap Growth Fund
Financial Notes, unaudited (continued)

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), which matured on September 29, 2022. On September 29, 2022, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1 billion, maturing on September 28, 2023. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company which matured on September 29, 2022. On September 29, 2022, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 28, 2023. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended September 30, 2022, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$788,443,795	$1,048,446,686

8. Federal Income Taxes:
As of September 30, 2022, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$1,539,383,752	$499,753,497	($150,752,817)	$349,000,680
For tax purposes, late-year ordinary losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 2022, the fund had late-year ordinary losses deferred of $1,918,096.
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of September 30, 2022. The tax-basis components of distributions paid during the fiscal year ended March 31, 2022 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	LONG-TERM CAPITAL GAINS
$14,751,631	$398,404,575
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of March 31, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended March 31, 2022, the fund did not incur any interest or penalties.

Schwab Select Large Cap Growth Fund  |  Semiannual Report

Schwab Select Large Cap Growth Fund
Financial Notes, unaudited (continued)

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Select Large Cap Growth Fund  |  Semiannual Report

Schwab Select Large Cap Growth Fund
Shareholder Vote Results  (unaudited)

A Special Meeting of Shareholders of Laudus Trust (the “Trust”) was held on June 1, 2022, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Richard A. Wurster, Michael J. Beer, Robert W. Burns, Nancy F. Heller, David L. Mahoney, Jane P. Moncreiff, Kiran M. Patel, Kimberly S. Patmore, and J. Derek Penn. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	47,428,538.960	1,437,080.138
Richard A. Wurster	47,375,419.658	1,490,199.440
Michael J. Beer	47,446,457.595	1,419,161.503
Robert W. Burns	47,481,299.448	1,384,319.650
Nancy F. Heller	47,500,380.670	1,365,238.428
David L. Mahoney	47,107,518.495	1,758,100.603
Jane P. Moncreiff	47,488,868.479	1,376,750.619
Kiran M. Patel	47,349,883.146	1,515,735.952
Kimberly S. Patmore	47,449,334.159	1,416,284.939
J. Derek Penn	47,483,370.380	1,382,248.718

Schwab Select Large Cap Growth Fund  |  Semiannual Report

Schwab Select Large Cap Growth Fund
Liquidity Risk Management Program  (unaudited)

The fund has adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated the fund’s investment adviser, Charles Schwab Investment Management, Inc., dba Schwab Asset Management, as the administrator of the program. Personnel of the investment adviser or its affiliates conduct the day-to-day operation of the program.
Under the program, the investment adviser manages a fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. The program is reasonably designed to assess and manage a fund’s liquidity risk, taking into consideration the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. The investment adviser’s process of determining the degree of liquidity of each fund’s investments is supported by third-party liquidity assessment vendors.
The fund’s Board reviewed a report at its meeting held on September 19, 2022 prepared by the investment adviser regarding the operation and effectiveness of the program for the period June 1, 2021, through May 31, 2022, which included individual fund liquidity metrics. No significant liquidity events impacting the fund were noted in the report. In addition, the investment adviser provided its assessment that the program had been operating effectively in managing the fund’s liquidity risk.

Schwab Select Large Cap Growth Fund  |  Semiannual Report

Schwab Select Large Cap Growth Fund
Approval of Renewal of Investment Advisory and Sub-Advisory Agreements

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreements.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Laudus Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser), and the subadvisory agreement between the investment adviser and BlackRock Investment Management, LLC (BlackRock) (such investment advisory and sub-advisory agreements, collectively, the Agreements) with respect to Schwab Select Large Cap Growth Fund (formerly, Laudus U.S. Large Cap Growth Fund) (the Fund) and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser and BlackRock, including information about their affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
As part of the renewal process and ongoing oversight of the advisory and sub-advisory relationships, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser and the investment adviser sends an information request letter to BlackRock seeking certain relevant information. The responses by the investment adviser and BlackRock are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreements with respect to the Fund at meetings held on May 16, 2022 and June 8, 2022, and approved the renewal of the Agreements with respect to the Fund for an additional one-year term at the meeting on June 8, 2022 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreements was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreements, including the resources of the investment adviser and its affiliates, and BlackRock, dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.	the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.	the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates, as well as the profitability of BlackRock; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided to the Fund and the resources of the investment adviser and its affiliates and BlackRock dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s and BlackRock’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser and BlackRock relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation,

Schwab Select Large Cap Growth Fund  |  Semiannual Report

Schwab Select Large Cap Growth Fund
fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser and BlackRock to the Fund and the resources of the investment adviser and BlackRock and their respective affiliates supported renewal of the Agreements with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreements with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and an applicable index/benchmark, in light of total return and market trends, as well as in consideration of the Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreements with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreements and the Fund’s operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer category and comparison having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services, as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser’s contractual waivers of management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by the investment adviser and BlackRock to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts and any differences in the nature and scope of the services the investment adviser provides to these other account and any differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreements with respect to the Fund.
Profitability. With regard to profitability, the Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and the compensation flowing to BlackRock, directly or indirectly. The Trustees also reviewed the profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser and BlackRock from their relationships with the Fund, such as whether, by virtue of their management of the Fund, the investment adviser or BlackRock obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to the investment adviser and BlackRock, and their respective affiliates, the Trustees considered whether the varied levels of compensation and profitability with respect to the Fund under the Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by the investment adviser and BlackRock and their respective affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced services and systems to benefit the Fund. With respect to the profitability of BlackRock, the Board also considered that BlackRock is compensated by the investment adviser and not by the Fund directly, and such compensation reflects an arms-length negotiation between the investment adviser and BlackRock. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser and BlackRock is reasonable and supported renewal of the Agreements with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas,

Schwab Select Large Cap Growth Fund  |  Semiannual Report

Schwab Select Large Cap Growth Fund
and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing the Fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has shared any economies of scale with the Fund by investing in the investment adviser’s infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund continue to increase as a result of regulatory or other developments. The Trustees also considered the existing contractual investment advisory fee schedule for the Fund that includes lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements with respect to the Fund and concluded that the compensation under the Agreements with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

Schwab Select Large Cap Growth Fund  |  Semiannual Report

Schwab Select Large Cap Growth Fund
Trustees and Officers

The tables below give information about the trustees and officers of Laudus Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 105 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	105	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	105	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	105	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	105	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	105	None

Schwab Select Large Cap Growth Fund  |  Semiannual Report

Schwab Select Large Cap Growth Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired.	105	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	105	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	105	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Co-Chairman of the Board (July 2022 – present), Director and Chief Executive Officer (Oct. 2008 – present) and President (Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director (May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.	105	Director (2008 – present), The Charles Schwab Corporation

Schwab Select Large Cap Growth Fund  |  Semiannual Report

Schwab Select Large Cap Growth Fund
Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	President (Oct. 2021 – present) and Executive Vice President – Schwab Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles Schwab Corporation; President, Director (Oct. 2021 – present), Executive Vice President – Schwab Asset Management Solutions (July 2019 – Oct. 2021) and Senior Vice President – Advisory (May 2016 – July 2019), Charles Schwab & Co., Inc.; President (Nov. 2021 – present), Schwab Holdings, Inc.; Director (Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022), Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and President (Mar. 2018 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.	105	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Director (Mar. 2019 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Managing Director (May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Director (July 2020 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.

Schwab Select Large Cap Growth Fund  |  Semiannual Report

Schwab Select Large Cap Growth Fund
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab Select Large Cap Growth Fund  |  Semiannual Report

Schwab Select Large Cap Growth Fund
Glossary

Dividend yield  An expression of a stock’s market value in relationship to its dividend amount as a percentage. It is calculated by dividing the stock’s annual dividends by the market price of the stock.
Price to earnings ratio is the price of a stock divided by its historical earnings per share.
Price to book ratio compares the stock’s market value to the value of the total assets less the total liabilities.
Russell 1000 Growth Index  An index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 1000 Value Index  An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
Sovereign debt refers to debt issued by a national government within a given country and denominated in a foreign currency.
Trading Activity is one of several risk factors commonly used to attribute a portfolio’s return relative to its benchmark. Specifically, trading activity measures a stock’s trailing 12 month trading volume relative to its total shares outstanding. It measures how actively traded a stock has been in the last 12 months.
Weighted Average Market Cap  A measure of the size of the companies in which a fund invests, based upon the market value of a fund’s securities each weighted according to its percent of the portfolio.

Schwab Select Large Cap Growth Fund  |  Semiannual Report

Notes

Notes

Schwab Select Large Cap Growth Fund
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2022 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

This page is intentionally left blank.

MFR51736-13
00279367

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a) (1) Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Laudus Trust

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	November 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	November 16, 2022

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	November 16, 2022